To Shareholders

EV Traditional Growth Fund had a total return of 16.0% during the year ended August 31, 1995. That return was the result of a rise in net asset value per share to $8.33 on August 31, 1995, from $7.96 on August 31, 1994, and the reinvestment of $0.05 per share in dividend income and $0.69 per share in capital gain distributions. It does not include the Fund's maximum 4.75% sales charge. For comparison, the S&P 500 Stock Index - an unmanaged index of common stocks - had a total return of 21.4% for the same period.

IF CYCLICAL EARNINGS HAVE PEAKED, INVESTORS MAY TURN ONCE AGAIN TO TRADITIONAL GROWTH STOCKS...

While posting strongly positive performance in 1995, growth stocks have nonetheless continued to underperform cyclical stocks for the past several years. Naturally, a strong economy has tended to favor cyclical issues. In addition, the downsizing and restructuring of recent years has enabled large industrial companies to markedly improve their profit picture. That has provided a difficult competitive environment for investors in growth stocks. Recently, however, there have been signs that the picture for growth stocks may brighten.

AFTER A YEAR OF RATE HIKES, THE FEDERAL RESERVE MAY BE POISED TO LOWER RATES...

Throughout the expansion, the Federal Reserve has continued to fight inflation, and those efforts appear to have paid off handsomely. Higher rates, growing global competition and ample labor supply have kept inflation in the 2% range. With inflation posing no immediate threat to economic growth, the Fed started lowering interest rates in early July and has since expressed a bias for still lower rates in the future. A declining interest rate environment has traditionally been beneficial for the growth stock sector, usually resulting in a significant expansion of price earnings multiples.

AN AGING RECOVERY MAY MEAN WEAKER CORPORATE PROFITS, BUT OPPORTUNITIES IN GROWTH STOCKS...

Since the end of World War II, economic expansions in the U.S. have averaged 49 months in duration. The current expansion, dating to March 1991, has now lasted 55 months. Amid concerns that the aging recovery may result in weaker profits for large cap cyclical companies, the growth sector is drawing increasing interest from investors for its consistent earnings growth with less reliance on the economic cycle. Naturally, it is impossible to predict accurately the direction of the economy, and historical performance is no guarantee of future trends.

Still, a focus on high-quality growth stocks has served investors well in the past. We believe EV Traditional Growth Fund will remain well positioned to benefit from a potential market focus on growth stocks and to produce continuing, sound long-term performance.

-------------------------   Sincerely,


[Photo of James B. Hawkes]  /s/ James B. Hawkes

                            James B. Hawkes
                            President
-------------------------   October 20, 1995

Management Discussion
An interview with Peter F. Kiely, Vice President and Portfolio Manager of Growth Portfolio.

Q. PETER, THE FUND HAS HAD STRONGLY POSITIVE RETURNS IN THIS FISCAL YEAR. HOW HAVE YOU STRUCTURED THE PORTFOLIO?

A. As I've reminded shareholders in the past, I tend not to structure the Portfolio around a given economic outlook, unless there is an especially compelling reason to do so. The flavor of the Portfolio remains very company-specific, and once again, the Portfolio's holdings therefore tend to represent a wide range of industries. Financial stocks remain the largest single sector weighting, and these stocks have fared well as interest rates have leveled out. Business products and services constitute another large component of the Portfolio. Innovations in technology are driving many of the restructurings in business today, and many more innovative products appear on the horizon. The Portfolio also owns a number of stocks in the media and leisure segments. The consolidation of the industry suggests that these companies are growing more integrated and will provide a wider array of media and broadcast services.

Q. FINANCIAL STOCKS HAVE BEEN A LARGE PART OF THE PORTFOLIO. WHAT DID YOU FIND ATTRACTIVE ABOUT THE SECTOR?

A. In my view, the financial sector offers significant value at a time when there appears to be anecdotal signs of weakening in the economy. There are suggestions the Fed may lower rates in the near future. While those factors constitute a favorable climate for financial stocks, the primary reason we have owned the financial companies is that they have good growth characterisitcs and good profitability. The fundamentals of the insurance industry, for example, have improved significantly. American International Group and General RE are prominent Portfolio investments.

   [Photo of Peter F. Kiely]

Q. WHERE WAS THE PORTFOLIO UNDERWEIGHTED?

A. The Portfolio was underweighted in capital goods and retail stocks. These companies tend to be relatively sensitive to the vagaries of the economy, and therefore tend not to have classic growth characteristics. There are concerns that corporate earnings may be weakening, and, therefore, capital goods providers may experience less demand over the next few quarters. In the retail area, consumers have overextended their credit limits, leaving little room for much more discretionary spending.

Q. WHAT WERE SOME OF THE FUND'S STRONGER PERFORMERS DURING THE YEAR?

A. Interestingly, the Fund's stronger performers during the year represented a wide spectrum of the economy. Intel, the leading semiconductor company that has thrived amid the surge in personal computer sales, rose nearly 87%. Triton Energy rose 53% on the strength of their discovery of vast reserves of oil and natural gas in Colombia and off the coast of Thailand. And Microsoft, the leading manufacturer of operating system software, increased 49% as the company introduced its Windows 95 product.

Q. FOREIGN COMPANIES CONSTITUTE ABOUT 10% OF THE PORTFOLIO. HAVE YOU MADE A DELIBERATE EFFORT TO EXPAND ABROAD?

A. Actually, no. We've simply found that some of these foreign companies have very strong earnings prospects and should benefit from the economic growth in emerging markets. For example, in the telecom sector, Nokia, of Finland, and L.M. Ericsson, of Sweden, are two major players in the emerging phone markets. A very small percentage of people in the emerging markets have access to phones and these companies are well-positioned to provide equipment and services. Reuters, of the U.K., is a diversified information services company with a promising range of new products in the financial trading and news gathering areas. Astra AB is a Swedish drug company that ranks among the fastest growing pharmaceutical companies in the world.

Q. IN YOUR VIEW, PETER, WHAT IS THE OUTLOOK FOR GROWTH STOCKS IN THE YEAR AHEAD?

A. Following the strong summer rally, the market has turned increasingly choppy in the past month or so. I think that's a function of a growing uncertainty over the strength of the economy and the future trend in earnings. In my view, that provides an ideal opportunity for growth stocks.

   Companies with consistent earnings growth are likely to find favor with investors in periods of uncertainty. While past trends don't guarantee future results, companies with growing earnings have historically rewarded investors over the long haul. I believe growth stocks should continue to provide good opportunities for patient investors.

-------------------------------------------------------------------------------
                            A CONTINUING EMPHASIS ON
                        ABOVE-AVERAGE EARNINGS GROWTH...
                     THE PORTFOLIO'S 10 LARGEST HOLDINGS*:

                          Company                     Business
          Astra AB A ..........................   Drugs
          American International Group ........   Insurance
          Anadarko Petroleum ..................   Oil & natural gas
          Triton Energy .......................   Oil & natural gas
          General RE Corp. ....................   Reinsurance
          Reuters Holding PLC .................   Business services
          Omnicom Group .......................   Advertising
          Intel Corp. .........................   Semiconductors
          CBS, Inc. ...........................   Broadcasting
          Millipore Corp. .....................   Separation Tech.

-------------------------------------------------------------------------------
*The holdings above represent 32% of the Portfolio's investments by market value on August 31, 1995.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
EV TRADITIONAL GROWTH FUND AND THE S & P 500

From August 31, 1985 through August 31, 1995

AVERAGE ANNUAL                1        5         10
RETURNS                     Year      Year      Year
Incl. Max. Sales Charge     10.4%     9.3%      11.0%
Excl. Max. Sales Charge     16.0%    10.4%      11.6%

Date                T. Growth Nav.            T. Growth Off.          S&P 500
 8/85+              10000                    9519                   10000
 9/85                9605                    9143                    9757
10/85               10126                    9639                   10171
11/85               10853                   10331                   10833
12/85               11185                   10647                   11429
 1/86               11280                   10737                   11456
 2/86               12070                   11489                   12275
 3/86               12485                   11884                   13034
 4/86               12612                   12005                   12850
 5/86               13154                   12521                   13495
 6/86               13139                   12506                   13799
 7/86               12214                   11626                   12989
 8/86               12963                   12339                   13914
 9/86               11695                   11132                   12840
10/86               12178                   11592                   13543
11/86               12231                   11643                   13834
12/86               12231                   11643                   13557
 1/87               13948                   13277                   15343
 2/87               15003                   14281                   15910
 3/87               15327                   14589                   16448
 4/87               15147                   14418                   16259
 5/87               15435                   14692                   16357
 6/87               15794                   15034                   17268
 7/87               16656                   15855                   18101
 8/87               17375                   16539                   18734
 9/87               17108                   16285                   18408
10/87               13218                   12582                   14402
11/87               12342                   11748                   13173
12/87               13541                   12889                   14259
 1/88               13728                   13068                   14835
 2/88               14353                   13662                   15456
 3/88               14102                   13424                   15070
 4/88               14290                   13603                   15212
 5/88               14228                   13543                   15261
 6/88               14918                   14200                   16069
 7/88               14730                   14021                   15982
 8/88               14081                   13404                   15356
 9/88               14503                   13805                   16120
10/88               14735                   14026                   16538
11/88               14419                   13725                   16226
12/88               14695                   13988                   16611
 1/89               15760                   15002                   17792
 2/89               15521                   14774                   17277
 3/89               15893                   15129                   17786
 4/89               16659                   15857                   18677
 5/89               17183                   16356                   19334
 6/89               17052                   16232                   19353
 7/89               18320                   17439                   21063
 8/89               18714                   17813                   21390
 9/89               18894                   17985                   21422
10/89               18662                   17764                   20883
11/89               18871                   17963                   21228
12/89               19153                   18232                   21858
 1/90               17844                   16985                   20354
 2/90               18124                   17252                   20528
 3/90               18594                   17700                   21197
 4/90               18077                   17207                   20627
 5/90               20146                   19176                   22525
 6/90               20263                   19288                   22525
 7/90               19887                   18930                   22407
 8/90               18218                   17342                   20294
 9/90               17032                   16213                   19444
10/90               16484                   15690                   19314
11/90               17685                   16834                   20471
12/90               18108                   17236                   21178
 1/91               18821                   17916                   22057
 2/91               20434                   19451                   23541
 3/91               20832                   19829                   24243
 4/91               20858                   19855                   24251
 5/91               21921                   20866                   25186
 6/91               20672                   19678                   24190
 7/91               21868                   20816                   25275
 8/91               22453                   21372                   25771
 9/91               22187                   21119                   25482
10/91               23121                   22008                   25784
11/91               22347                   21271                   24652
12/91               25290                   24073                   27602
 1/92               25093                   23886                   27053
 2/92               25149                   23939                   27312
 3/92               24273                   23105                   26908
 4/92               23934                   22782                   27658
 5/92               23962                   22809                   27685
 6/92               23595                   22459                   27420
 7/92               24329                   23159                   28500
 8/92               24075                   22917                   27816
 9/92               24415                   23240                   28284
10/92               24699                   23510                   28344
11/92               26289                   25024                   29202
12/92               26612                   25331                   29702
 1/93               26452                   25179                   29911
 2/93               25557                   24328                   30225
 3/93               26232                   24970                   30995
 4/93               24498                   23319                   30207
 5/93               25012                   23808                   30894
 6/93               24787                   23594                   31142
 7/93               24370                   23197                   30976
 8/93               25911                   24664                   32043
 9/93               26168                   24909                   31944
10/93               26394                   25124                   32563
11/93               25492                   24265                   32143
12/93               25943                   24695                   32682
 1/94               27137                   25831                   33745
 2/94               26524                   25248                   32731
 3/94               24679                   23492                   31453
 4/94               24809                   23615                   31816
 5/94               25100                   23892                   32211
 6/94               23999                   22844                   31588
 7/94               24938                   23738                   32583
 8/94               25780                   24540                   33808
 9/94               25163                   23952                   33132
10/94               25716                   24478                   33824
11/94               24740                   23550                   32487
12/94               24799                   23606                   33126
 1/95               24942                   23742                   33930
 2/95               26051                   24798                   35154
 3/95               26841                   25550                   36341
 4/95               26985                   25686                   37358
 5/95               27666                   26335                   38714
 6/95               28564                   27189                   39799
 7/95               29389                   27975                   41064
 8/95               29891                   28453                   41051


Past performance is not indicative of future result. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
Investment operations commenced on 8/1/52.
+Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FUND PERFORMANCE
In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based investment index. The lines on the chart represent the total returns of $10,000 hypothetical investments in EV Traditional Growth Fund, and the unmanaged S&P 500 Stock Index.

TOTAL RETURN FIGURES
The solid red line on the chart represents the Fund's performance at net asset value. The total return figure reflects Fund expenses, and transaction costs. The solid black line represents the Fund's performance including the Fund's 4.75 percent maximum current sales charge. The dotted line represents the performance of the S&P 500 Stock Index, a broad-based, widely recognized unmanaged index of common stocks. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.

                          EV TRADITIONAL GROWTH FUND
                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                               August 31, 1995
------------------------------------------------------------------------------
ASSETS:

  Investment in Growth Portfolio (Portfolio), at
    value (Note 1A)                                             $131,243,407
  Receivable for Fund shares sold                                        297
  Deferred organization expenses (Note 1D)                             9,012
                                                                ------------
      Total assets                                              $131,252,716
LIABILITIES:
  Payable for Fund shares redeemed                    $249,040
  Payable to affiliates --
    Trustees' fees                                       1,450
    Custodian fee                                          758
  Accrued expenses                                      35,371
                                                      --------
      Total liabilities                                              286,619
                                                                ------------
NET ASSETS for 15,724,672 shares of beneficial interest
  outstanding                                                   $130,966,097
                                                                ============
SOURCES OF NET ASSETS:
  Paid-in capital                                               $103,837,980
  Accumulated net realized gain on investments                     1,283,750
  Net unrealized appreciation of investments from
   Portfolio                                                      25,695,715
  Undistributed net investment income                                148,652
                                                                ------------
      Total net assets                                          $130,966,097
                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
  ($130,966,097 / 15,724,672 shares of beneficial interest)         $8.33
                                                                    =====
COMPUTATION OF OFFERING PRICE:
  Offering price per share (100/95.25 of $8.33)                     $8.75
                                                                    =====
On sales of $100,000 or more, the offering price is reduced.

    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                      For the Year Ended August 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Dividends allocated from Portfolio (net of
    withholding tax of $28,802)                                   $ 1,436,983
  Interest allocated from Portfolio                                   309,276
  Expenses allocated from Portfolio                                  (907,024)
                                                                  -----------
      Total investment income                                     $   839,235
  Expenses --
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 3)    $     1,852
    Custodian fee (Note 3)                               12,082
    Service fees (Note 4)                                85,343
    Transfer and dividend disbursing agent fees          97,089
    Printing and postage                                 61,158
    Registration fees                                    21,826
    Legal and accounting services                        13,567
    Amortization of organization expenses
     (Note 1D)                                            2,300
    Miscellaneous                                        18,199
                                                    -----------
      Total expenses                                                  313,416
                                                                  -----------
        Net investment income                                     $   525,819
REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
  Net realized gain on investment transactions
    (identified cost basis)                         $ 1,314,198
  Change in unrealized appreciation of investments   16,656,001
                                                    -----------
        Net realized and unrealized gain on
          investments                                             $17,970,199
                                                                  -----------
          Net increase in net assets resulting from operations    $18,496,018
                                                                  ===========

------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                                  ---------------------------
                                                      1995           1994
                                                  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                         $    525,819   $    816,415
    Net realized gain on investment transactions     1,314,198     10,792,104
    Change in unrealized appreciation
      (depreciation) of investments                 16,656,001    (12,299,922)
                                                  ------------   ------------
      Net increase (decrease) in net assets from
        operations                                $ 18,496,018   $   (691,403)
                                                  ------------   ------------
  Distributions to shareholders --
    From net investment income                    $   (525,819)  $ (1,048,189)
    In excess of net investment income                (300,695)       --
    From net realized gain on investments           (1,314,198)      (170,972)
    In excess of net realized gain on
      investments                                   (9,568,291)       --
                                                  ------------   ------------
      Total distributions                         $(11,709,003)  $ (1,219,161)
                                                  ------------   ------------
  Decrease in net assets resulting from Fund
    share transactions (Note 2)                   $ (6,090,275)  $(11,084,451)
                                                  ------------   ------------
      Net increase (decrease) in net assets       $    696,740   $(12,995,015)
                                                  ------------   ------------
NET ASSETS:
  At beginning of year                             130,269,357    143,264,372
                                                  ------------   ------------
  At end of year                                  $130,966,097   $130,269,357
                                                  ============   ============

    The accompanying notes are an integral part of the financial statements

                                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                         -------------------------------------------------------------------
                                          1995           1994           1993           1992           1991
                                         -------        -------        -------        -------        -------
FINANCIAL HIGHLIGHTS (for a share
  outstanding throughout the year)
NET ASSET VALUE -- Beginning of year     $ 7.960        $ 8.070        $ 8.520        $ 8.450        $ 7.750
                                         -------        -------        -------        -------        -------
  INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment income                $ 0.024        $ 0.052        $ 0.030        $ 0.046        $ 0.101
    Net realized and unrealized
      gain (loss) on investments           1.086         (0.092)         0.660          0.544          1.499
                                         -------        -------        -------        -------        -------
      Total income (loss) from
        investment operations            $ 1.110        $(0.040)       $ 0.690        $ 0.590        $ 1.600
                                         -------        -------        -------        -------        -------
  LESS DISTRIBUTIONS:
    From net investment income           $(0.032)       $(0.060)       $ --           $(0.040)       $(0.080)
    In excess of net investment
      income                              (0.018)        --              --             --             --
    From net realized gains on
      investments                         (0.083)        (0.010)        (1.140)        (0.480)        (0.820)
    In excess of net realized
      gains on investments                (0.607)        --              --             --             --
                                         -------        -------        -------        -------        -------
      Total distributions                $(0.740)       $(0.070)       $(1.140)       $(0.520)       $(0.900)
                                         -------        -------        -------        -------        -------
NET ASSET VALUE -- End of year           $ 8.330        $ 7.960        $ 8.070        $ 8.520        $ 8.450
                                         =======        =======        =======        =======        =======
TOTAL RETURN<F3>                          15.95%        (0.75)%          7.63%          7.22%         23.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's
    omitted)                            $130,966       $130,269       $143,264       $143,695       $143,090
  Ratio of net expenses to average
    daily net assets<F1>                   0.98%          0.95%          0.89%          0.87%          0.92%
  Ratio of net investment income
    to average daily net assets            0.42%          0.61%          0.56%          0.53%          1.35%
PORTFOLIO TURNOVER<F2>                    --                89%            84%            68%            73%

<F1> Includes the Fund's share of Growth Portfolio's allocated expenses, for the year ended August 31, 1995 and the period from August 2, 1994, to August 31, 1994.
<F2> Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
<F3> Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

    The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
EV Traditional Growth Fund (the "Fund"), is a diversified series of Eaton Vance Growth Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. On August 2, 1994, the Fund transferred substantially all of its investable assets in interests in the Growth Portfolio (the "Portfolio"), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.94% at August 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Valuations of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, options and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $10,724,772 as capital gain dividends for its taxable year ended August 31, 1994.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and dividends to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis.

F. DISTRIBUTIONS -- Generally accepted accounting principles require that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or in excess of accumulated net realized gains.

------------------------------------------------------------------------------
(2) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                         YEAR ENDED AUGUST 31,
                          -----------------------------------------------------
                              1995                          1994
                          ------------------------   --------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ---------   ------------   ----------   -------------
Sales                     5,794,759   $ 43,816,293   16,016,377    $126,721,042
Issued to  shareholders
 electing to receive
 payment of distribution
 in Fund shares           1,428,098      9,842,305      110,217         872,830
Redemptions              (7,862,026)   (59,748,873) (17,522,433)   (138,678,323)
                         ----------    -----------  -----------    ------------
    Net decrease           (639,169)  $ (6,090,275)  (1,395,839)   $(11,084,451)
                         ==========    ===========  ============   ============
--------------------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves only as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------

(4) SERVICE PLAN
The Trustees of the Trust on behalf of the Fund have adopted a Service Plan on July 7, 1993 designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan replaced the Fund's distribution plan which became effective on June 12, 1989. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have implemented the Service Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold on or after June 12, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Provision for service fee payments amounted to $85,343 for the year ended August 31, 1995.

------------------------------------------------------------------------------
(5) Investment Transactions
Increases and decreases in the Fund's investment in the Portfolio aggregated $43,976,958 and $63,078,835, respectively.
------------------------------------------------------------------------------

(6) DISTRIBUTION
On August 7, 1995, the Trustees declared a dividend from net investment income of $0.01 per share payable on September 29, 1995 to the shareholders of record at the close of business on September 1, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND TRUSTEES OF
EV TRADITIONAL GROWTH FUND,
  A SERIES OF EATON VANCE GROWTH TRUST:

We have audited the accompanying statement of assets and liabilities of EV Traditional Growth Fund, a series of Eaton Vance Growth Trust, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, a series of Eaton Vance Growth Trust, as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended August 31, 1995, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

                               GROWTH PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                               AUGUST 31, 1995

--------------------------------------------------------------------------
                             COMMON STOCKS - 98.6%
--------------------------------------------------------------------------
                                                 SHARES         VALUE
--------------------------------------------------------------------------
ADVERTISING - 2.8%
Omnicom Group, Inc.                              60,000      $  3,765,000
  The parent company of DDB Needham                          ------------
  Worldwide and BBDO Worldwide, two full
  service advertising agency networks.

BEVERAGES - 2.4%
PepsiCo, Inc.                                    70,000      $  3,167,500
  Global soft drink producer with                            ------------
  businesses in snack foods and fast food
  restaurants.

BROADCASTING & ENTERTAINMENT - 7.5%
CBS Inc.                                         45,000      $  3,588,750
  Operator of CBS television and radio
  networks and owner of 5 TV and 21 radio
  stations.
Liberty Media Group Class A*                     43,750         1,162,109
  Stock represents participation in
  programming assets of
  TeleCommunications, Inc., including
  sports, general entertainment and
  electronic retailing, as well as
  investments in cable television systems.
Seagram Co. Ltd.                                 80,000         2,960,000
  A leading global producer and marketer
  of liquor which acquired 80% of MCA,
  Inc., a major factor in the
  entertainment industry.
Tele-Communications, Inc. Class A*              130,000         2,396,875
  The largest operator of cable television
  systems in the U.S.
                                                             ------------
                                                             $ 10,107,734
                                                             ------------
BUSINESS PRODUCTS AND SERVICES - 6.5%
Danka Business Systems PLC ADR                   50,000      $  1,512,500
  Independent distributor of automated
  equipment, principally photocopiers, and
  related service contracts.
Reuters Holdings PLC                             80,000         4,190,000
  Worldwide provider of proprietary
  financial data and information.
Xerox Corp.                                      25,000         3,018,750
  The dominant producer of high end
  document processing machines.
                                                             ------------
                                                             $  8,721,250
                                                             ------------
CHEMICALS - 3.9%
Great Lakes Chemical Corp.                       40,000      $  2,645,000
  Specialty chemical manufacturer of a
  wide range of products including flame
  retardants, water treatments and fuel
  additives.
Loctite Corp.                                    55,000         2,640,000
  Manufacturer of adhesives for consumer
  and industrial markets.
                                                             ------------
                                                             $  5,285,000
                                                             ------------
COMPUTER EQUIPMENT AND SERVICES - 7.8%
Automatic Data Processing, Inc.                  40,000      $  2,600,000
  The leading independent computing and
  payroll processing services firm in the
  U.S.
Block (H. & R.) Inc.                             50,000         1,950,000
  Provider of individual tax preparation
  services and computer services, led by
  CompuServe's consumer online services,
  both in the US and abroad.
Compaq Computer Corp.*                           60,000         2,865,000
  The leading worldwide manufacturer of
  desktop and portable computers and PC
  servers.
General Motors Corp. Class E                     65,000         3,030,625
  Stock represents participation in the
  Electronic Data Systems Division of
  General Motors. EDS designs, installs
  and operates data processing and
  communications systems for GM and other
  customers.
                                                             ------------
                                                             $ 10,445,625
                                                             ------------
DRUGS & HEALTH CARE SERVICES - 6.9%
Astra AB A Free Shares*                         175,000      $  5,801,793
  Swedish based international
  pharmaceutical firm with drugs for the
  control of ulcers and asthma.
Sofamor Danek Group, Inc.*                      140,000         3,465,000
  The dominant supplier of spinal implant
  devices used in surgical treatment of
  spinal diseases and deformities.
                                                             ------------
                                                             $  9,266,793
                                                             ------------
ELECTRONIC INSTRUMENTATION - 2.6%
Millipore Corp.                                 100,000      $  3,487,500
  Products use membrane separations                          ------------
  technology to analyze and purify fluids
  for a variety of high tech industries.

FINANCIAL SERVICES - 8.6%
Federal National Mortgage Association            30,000      $  2,861,250
  U.S. Government sponsored mortgage
  lender and provider of secondary
  mortgage market.
Franklin Resources Inc.                          50,000         2,750,000
  Provides investment management and
  related services to a family of equity
  and fixed income mutual funds.
MBNA Corp.                                       80,000         2,840,000
  Dominant issuer of MasterCard/Visa
  credit cards to affinity groups.
MGIC Investment Corp. Wisc.                      55,000         3,080,000
  The leading provider of private mortgage
  insurance coverage to U.S. banks and
  other mortgage suppliers.
                                                             ------------
                                                             $ 11,531,250
                                                             ------------
HOTELS AND RESTAURANTS - 2.0%
Circus Circus Enterprises, Inc.*                 80,000      $  2,620,000
  Major operator of theme related gaming                     ------------
  facilities including 10 casino-hotels in
  Nevada.

HOUSEHOLD PRODUCTS - 2.2%
Gillette Co.                                     70,000      $  2,922,500
  A global company with internationally                      ------------
  recognized brands in razors and blades,
  small appliances, cosmetics, dental and
  other consumer products.

INSURANCE - 10.3%
Allstate Corp.                                   60,000      $  2,032,500
  Leading underwriter of automotive and
  homeowners insurance as well as a life
  insurance carrier.
American International Group, Inc.               60,000         4,837,500
  One of the world's leading insurance
  companies, operating in 130 countries.
General Re Corp.                                 29,000         4,310,125
  Dominant reinsurance company in the US
  which has recently substantially
  increased its business by acquiring a
  European reinsurer.
Progressive Corp., Inc.                          60,000         2,662,500
  Underwriter of non-standard automobile
  and other specialty personal lines of
  insurance.
                                                             ------------
                                                             $ 13,842,625
                                                             ------------
MACHINERY - 2.1%
Illinois Tool Works Inc.                         45,000      $  2,756,250
  Manufacturer of industrial components                      ------------
  and other specialty products and
  equipment.

METALS & MINING - 4.3%
Freeport McMoRan Copper & Gold, Inc.            100,000      $  2,337,500
  Operator of third largest copper mine in
  the world with world's largest gold
  reserves.
Nucor Corp.                                      70,000         3,430,000
  Fourth largest US steel company and
  largest US minimill.
                                                             ------------
                                                             $  5,767,500
                                                             ------------
OIL - 7.1%
Anadarko Petroleum Corp.                        100,000      $  4,775,000
  Leading independent natural gas and
  crude oil production company.
Triton Energy Corp.                              90,000         4,770,000
  Independent oil and gas producer with
  major developments in Columbia and
  Thailand.
                                                             ------------
                                                             $  9,545,000
                                                             ------------
PAPER & FOREST PRODUCTS - 2.0%
Rayonier Inc.                                    70,000      $  2,686,250
  Major producer of cellulose pulp, used                     ------------
  to make textiles and plastic, logs and
  wood products and owner of extensive
  timberland acreage in the US and New
  Zealand.

PHOTOGRAPHY - 1.7%
Eastman Kodak Co.                                40,000      $  2,305,000
  Largest producer of photographic                           ------------
  products in the world.

PUBLISHING - 2.1%
McGraw Hill Inc.                                 35,000      $  2,756,250
  Supplies informational products and                        ------------
  services for businesses, education and
  industry through a broad  range of media.

RETAILING - 1.9%
Home Depot, Inc.                                 65,000      $  2,591,875
  A chain of do-it-yourself warehouse                        ------------
  style stores.

SEMICONDUCTORS - 8.8%
Intel Corp.                                      60,000      $  3,682,500
  A manufacturer of semiconductors and
  other microcomputer components and
  systems which comprise the heart of the
  personal computer.
MEMC Electronic Materials, Inc.*                 70,000         2,152,500
  Worldwide producer of silicon wafers
  used in the production of
  semiconductors.
Motorola Inc.                                    42,000         3,139,500
  A leading supplier of semiconductors and
  two-way radios, paging equipment, and
  cellular mobile telephone systems.
National Semiconductor Corp.*                   100,000         2,825,000
  Leading manufacturer of a broad line of
  semiconductors for applications in
  communications, computer systems,
  automotive and industrial products.
                                                             ------------
                                                             $ 11,799,500
                                                             ------------
TELECOMMUNICATIONS EQUIPMENT  - 4.8%
Ericsson LM Telephone Co. Class B               100,000      $  2,137,500
  Dominant producer in the cellular
  infrastructure market with a growing
  share of the handset market, based in
  Sweden.
General Instrument Corp.*                        70,000         2,555,000
  Major supplier of broadband (cable)
  communications systems and equipment
  including satellite TV equipment.
Nokia Corp.                                      25,000         1,734,375
  Finland based telecommunications company
  with global presence in cellular
  infrastructure equipment and hand sets.
                                                             ------------
                                                             $  6,426,875
                                                             ------------
MISCELLANEOUS - 0.3%                                         $    379,750
                                                             ------------
    TOTAL COMMON STOCKS
     (IDENTIFIED COST, $106,160,346)                         $132,177,027
                                                             ------------

--------------------------------------------------------------------------
                     SHORT-TERM OBLIGATION - 2.1%
--------------------------------------------------------------------------
                                            FACE AMOUNT
                                          (000 OMITTED)        VALUE
--------------------------------------------------------------------------
Melville Corp., 5.84s, 9/1/95                     2,772      $  2,772,000
                                                             ------------
    TOTAL SHORT-TERM OBLIGATION, AT
      AMORTIZED COST                                         $  2,772,000
                                                             ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $108,932,346)                        $134,949,027

    OTHER ASSETS, LESS LIABILITIES  - (0.7%)                 $   (946,427)
                                                             ------------
    NET ASSETS  - 100%                                       $134,002,600
                                                             ============
*Non-income producing security.


                 The accompanying notes are an integral part
                         of the financial statements

                              FINANCIAL STATEMENTS
                      STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                                August 31, 1995
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
   $108,932,346)                                                $134,949,027
  Cash                                                                18,906
  Receivable for investments sold                                    938,769
  Dividends receivable                                               103,945
  Deferred organization expenses (Note 1C)                            12,834
                                                                ------------
      Total assets                                              $136,023,481

LIABILITIES:
  Payable for investments purchased                 $2,006,727
  Payable to affiliates --
    Trustees' fee                                        3,250
    Custodian fee                                        4,088
  Accrued expenses                                       6,816
                                                    ----------
      Total liabilities                                            2,020,881
                                                                ------------
NET ASSETS applicable to investors' interest in Portfolio       $134,002,600
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
   withdrawals                                                  $107,985,919
  Unrealized appreciation of investments (computed
   on the basis of identified cost)                               26,016,681
                                                                ------------
      Total                                                     $134,002,600
                                                                ============



   The accompanying notes are an integral part of the financial statements

                            STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                       For the year ended August 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of withholding tax of $29,332)                 $ 1,451,591
    Interest                                                          312,131
                                                                  -----------
        Total income                                              $ 1,763,722
  Expenses --
    Investment adviser fee (Note 2)                 $   786,194
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)          9,399
    Custodian fee (Note 2)                               80,036
    Legal and accounting services                        33,079
    Amortization of organization expenses (Note 1C)       3,218
    Miscellaneous                                         5,092
                                                    -----------
      Total expenses                                                  917,018
                                                                  -----------
        Net investment income                                     $   846,704

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions
   (identified cost basis)                          $ 1,358,348
  Change in unrealized appreciation of investments   16,976,967
                                                    -----------
      Net realized and unrealized gain on
       investments                                                $18,335,315
                                                                  -----------
        Net increase in net assets from operations                $19,182,019
                                                                  ===========


   The accompanying notes are an integral part of the financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDED AUGUST 31,
                                                  -----------------------------
                                                        1995            1994*
                                                    ------------   ------------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                           $    846,704   $     69,589
    Net realized gain on investment transactions       1,358,348      1,063,482
    Change in unrealized appreciation
      of investments                                  16,976,967      2,595,384
                                                    ------------   ------------
      Increase in net assets from operations        $ 19,182,019   $  3,728,455
                                                    ------------   ------------
  Capital transactions --
    Contributions                                   $ 48,765,499   $140,348,725
    Withdrawals                                      (65,480,787)   (12,641,351)
                                                    ------------   ------------
      Increase (decrease) in net assets
        resulting from capital transactions         $(16,715,288)  $127,707,374
                                                    ------------   ------------
        Total increase in net assets                $  2,466,731   $131,435,829

NET ASSETS:
  At beginning of year                               131,535,869        100,040
                                                    ------------   ------------
  At end of year                                    $134,002,600   $131,535,869
                                                    ============   ============

*For the period from the start of business, August 2, 1994, to August 31, 1994.


------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                                       ---------------------
                                                         1995        1994*
                                                       --------    --------
RATIOS (As a percentage of average daily net assets):
  Expenses                                               0.73%       0.73%+
  Net investment income                                  0.67%       0.66%+

PORTFOLIO TURNOVER                                         84%          4%


+ Computed on an annualized basis.
* For the period from the start of business, August 2, 1994, to August 31, 1994.



   The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1995

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on August 2, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations are valued at amortized cost, which approximates value. Foreign securities held by the Fund are valued in U.S. dollars at the current exchange rate.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

D. LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are added to the cost of the investment.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended August 31, 1995, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $786,194. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1995 no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, other than short-term obligations, aggregated $101,814,016 and $107,452,323, respectively.

--------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $108,932,346
                                                                 ============
Gross unrealized appreciation                                    $ 26,902,721
Gross unrealized depreciation                                        (886,040)
                                                                 ------------
    Net unrealized appreciation                                  $ 26,016,681
                                                                 ============

--------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period. At August 31, 1995, the Fund did not have an outstanding balance pursuant to the line of credit.

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio, including the portfolio of investments, as of August 31, 1995, the related statements of operations for the year then ended, and the changes in net assets and supplementary data for the year then ended and for the period from August 2, 1994 (start of business) to August 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of August 31, 1995, the results of its operations, for the year then ended, and the changes in its net assets and supplementary data for the year then ended and for the period from August 2, 1994 (start of business) to August 31, 1994, in conformity with generally accepted accounting principles.


                                                COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

                            INVESTMENT MANAGEMENT

EV TRADITIONAL        OFFICERS                  INDEPENDENT TRUSTEES
GROWTH FUND           JAMES B. HAWKES           DONALD R. DWIGHT
24 Federal Street     President, Trustee        President, Dwight Partners, Inc.
Boston, MA 02110      LANDON T. CLAY              Chairman, Newspapers of
                      Vice President, Trustee     New England, Inc.
                      M. DOZIER GARDNER         SAMUEL L. HAYES, III
                      Vice President            Jacob H. Schiff Professor of
                      WILLIAM D. BURT           Investment Banking,
                      Vice President            Harvard University Graduate
                      BARCLAY TITTMAN           School of Business
                      Vice President            Administration
                      JAMES L. O'CONNOR         NORTON H. REAMER
                      Treasurer                 President and Director, United
                      THOMAS OTIS               Asset Management Corporation
                      Secretary                 JOHN L. THORNDIKE
                                                Vice President and Director,
                                                Fiduciary Company Incorporated
                                                JACK L. TREYNOR
                                                Investment Adviser and
                                                Consultant


                      --------------------------------------------------------

GROWTH                OFFICERS                  INDEPENDENT TRUSTEES
PORTFOLIO             JAMES B. HAWKES           DONALD R. DWIGHT
24 Federal Street     President, Trustee        President, Dwight Partners, Inc.
Boston, MA 02110      LANDON T. CLAY              Chairman, Newspapers of
                      Vice President, Trustee     New England, Inc.
                      M. DOZIER GARDNER         SAMUEL L. HAYES, III
                      Vice President            Jacob H. Schiff Professor of
                      PETER F. KIELY            Investment Banking,
                      Vice President and        Harvard University Graduate
                      Portfolio Manager         School of Business
                      JAMES L. O'CONNOR         Administration
                      Treasurer                 NORTON H. REAMER
                      THOMAS OTIS               President and Director, United
                      Secretary                 Asset Management Corporation
                                                JOHN L. THORNDIKE
                                                Vice President and Director,
                                                Fiduciary Company Incorporated
                                                JACK L. TREYNOR
                                                Investment Adviser and
                                                Consultant

INVESTMENT ADVISER OF
GROWTH PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EV TRADITIONAL GROWTH FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV TRADITIONAL GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110                   T-GFSRC


EV TRADITIONAL

GROWTH

FUND




ANNUAL

SHAREHOLDER REPORT

AUGUST 31, 1995